Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
NOTE 8. STOCK-BASED COMPENSATION
2018 Stock Plan
The Company’s board of directors adopted, and the stockholders approved, the SmartRent.com, Inc. 2018 Stock Plan (the “2018 Stock Plan”), effective March 2018. The purpose of the 2018 Stock Plan is to advance the interests of the Company and its stockholders by providing an incentive to attract, retain and reward persons performing services for the Company and by motivating such persons to contribute to the growth and profitability of the Company. The 2018 Stock Plan seeks to achieve this purpose by providing for awards in the form of options, restricted stock purchase rights or restricted stock bonuses. Under the 2018 Stock Plan as of June 30, 2021, the Company may issue up to 4,040 shares. Awards granted under the 2018 Stock Plan generally expire ten years from the date of grant and become vested and exercisable over a four-year period. All options are subject to certain provisions that may impact these vesting schedules.
Summaries of the Company’s 2018 Stock Plan activity for the six months ended June 30, 2021 is presented below.

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price ($ per share)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
December 31, 2020	2,255	$2.49	8.96	$—
Granted	—
Cancelled	—

June 30, 2021	2,255	$2.49	8.46	$—

Amendment to the 2018 Stock Plan
In April 2021, the Board of Directors executed an unanimous written consent to provide an additional incentive to certain employees of the Company by amending the 2018 Stock Plan to allow for the issuance of restricted stock units (RSUs) and the Company granted a total of 1,533 RSUs to certain employees which vest over four years. The issued RSUs also contain a liquidity event vesting condition which the Company expects to be satisfied upon closing of the Company’s acquisition by FWAA. Upon satisfaction of the liquidation event, the Company will record a one-time,
catch-up
charge of stock-based compensation related to these RSUs vested to date. The estimated fair value for each RSU issued is approximately $21.55 per share and the total stock-based compensation expense to be amortized over the vesting period is $33,033. As of June 30, 2021, both vesting conditions remain unsatisfied and the Company has not recognized any stock-based compensation expense related to the RSUs and 1,533 RSUs remain outstanding and unvested.

Stock-Based Compensation
The Company recorded stock-based compensation expense in the Consolidated Statement of Operations and Comprehensive Loss as follows.

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Research and development	$52	$78	$107	$128
Sales and marketing	16	17	32	43
General and administrative	560	642	716	731

Total	$628	$737	$855	$902

During the three and six months ended June 30, 2021 stock-based compensation expense of $202 and $402, respectively, was recognized for 844 shares granted in connection with the Zenith acquisition and are recorded as a component of general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss. During the three and six months ended June 30, 2020, $202 and $298, respectively, of stock-based compensation expense related to these shares was recognized and are recorded as a component of general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
During the three and six months ended June 30, 2020 stock-based compensation in the amount of $108 and $216 was recognized, respectively, in connection with the vesting of common stock that had been converted from Series Seed preferred shares and was recorded as a component of general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss. These shares were fully vested at December 31, 2020 and no expense was recognized during the six months ended June 30, 2021 in connection with these shares.

NOTE 8. STOCK-BASED COMPENSATION
2018 Stock Plan
The Company’s board of directors adopted, and the stockholders approved, the SmartRent.com, Inc. 2018 Stock Plan (the “2018 Stock Plan”), effective March 2018. The purpose of the 2018 Stock Plan is to advance the interests of the Company and its stockholders by providing an incentive to attract, retain and reward persons performing services for the Company and by motivating such persons to contribute to the growth and profitability of the Company. The 2018 Stock Plan seeks to achieve this purpose by providing for awards in the form of options, restricted stock purchase rights or restricted stock bonuses. Under the 2018 Stock Plan as of December 31, 2020, the Company may issue up to 4,040 shares. Awards granted under the 2018 Stock Plan generally expire ten years from the date of grant and become vested and exercisable over a four-year period. All options are subject to certain provisions that may impact these vesting schedules.
A summary of the Company’s 2018 Stock Plan activity for the years ended December 31, 2020 and 2019 is presented below.

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price ($ per share)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
January 1, 2019	—	$2.30	$—	$—

Granted	1,567	$2.30

December 31, 2019	1,567	$2.30	8.96	—

Granted	1,033	$2.70

Cancelled	(345)	$2.30

December 31, 2020	2,255	$2.49	8.96	—

As of December 31, 2020 and 2019, there were 1,197 and 781 options vested and currently exercisable with a weighted-average exercise price of $2.30 and $2.30 per share, respectively. Options expected to vest are 1,058 and 786 with weighted-average exercise prices of $2.49 and $2.30 per share as of December 31, 2020 and 2019, respectively. The weighted-average remaining contractual lives of options vested and exercisable were 8.65 and 9.64 years as of December 31, 2020 and 2019, respectively. The weighted-average grant date fair value of options granted in 2020 and 2019 were $2.17 and $1.20 per share, respectively.

Stock-Based Compensation
The fair value of stock option grants is estimated by the Company on the date of grant using the Black Scholes-Merton option pricing model with the following weighted-average assumptions for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Risk free interest	0.99%	1.42%

Dividend yield	0.00%	0.00%

Expected volatility	103.59%	81.60%

Expected life (years)	6.11	5.19
Expected life —
 The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method (based on the mid-point
between the vesting date and the end of the contractual term.)
Risk-Free Interest Rate —
 The risk-free rate is based on the US Treasury zero coupon issuances in effect at the time of the grant for periods corresponding with the expected term of the option.
Expected Volatility
 — Because the Company is privately held and does not have any active trading market for its common stock, the expected volatility is estimated based upon historical volatilities of public companies operating in the Company’s industry over a period equal to the expected term of the stock option grants.
Dividend Yield
 — The Company has never paid dividends on its common stock and has no plans to declare any dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.
During the years ended December 31, 2020 and 2019, the Company recognized $728 and $1,181 respectively, of stock-based compensation expense in connection with the 2018 Stock Plan. Stock-based compensation expense during the years ended December 31, 2020 and 2019 is included in the accompanying Consolidated Statements of Operations and Comprehensive Loss as components of research and development for $386 and $500, sales and marketing for $86 and $45 and general and administrative expense for $256 and $636, respectively. As of December 31, 2020 and 2019, there was $2,144 and $1,198 respectively, of unrecognized stock-based compensation expense related to non-vested
awards which is expected to be recognized over a weighted-average period of 2.79 and 2.03 years, respectively.
During the year ended December 31, 2020, stock-based compensation expense of $707 was recognized for 844 shares granted in connection with the Zenith acquisition and are recorded as a component of general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
During the years ended December 31, 2020 and 2019, stock-based compensation expense of $324 and $432, respectively, was recognized in connection with the vesting of common stock that had been converted from Series Seed preferred shares, and was recorded as a component of general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.

In connection with the
Series B/B-1
financing, the Company entered into separate Stock Purchase Agreements with its CEO, certain members of its board of directors (together, the “Sellers”) and various investors to consent to the sale of Common Stock shares and the sale of Series Seed Preferred Stock shares owned by the Sellers, in multiple closings in May 2019 for $6.2209 per share. The Common Stock or Series Seed Preferred Stock shares sold by the Sellers were fully vested. The Common Stock and Series Seed Preferred Stock sold to the various investors (“Surrendered Shares”), was then immediately exchanged for Series B Preferred Stock (“Exchange Shares”) with the Company. In total, 804 common shares and 1,045 Series Seed Shares were exchanged for total number of 1,849 of Exchange Shares. The intent of these transactions was to allow the various investors to purchase Series B Preferred Stock, while allowing the Sellers to sell a portion of their Common Stock and Series Seed Preferred Stock.
During the year ended December 31, 2019 compensation expense of $5,399 in connection with the sale of the Surrendered Shares was recorded as stock-based compensation and is included as a component of general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.